Other Assets (Non-current and Current) - Summary of Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous assets [abstract]
Advances to suppliers	€ 2,077	€ 2,719
Deferred delivery and commission costs related to finished goods	1,160	844
Deferred costs for Natuzzi Display System	1,687	1,666
Deferred costs for slotting fees	681	842
Deferred costs for Service-Type Warranty	552	316
Other prepaid expenses and accrued income	600	435
Total other assets	6,757	6,822
Less current portion	(4,991)	(5,073)
Non-current portion	€ 1,766	€ 1,749